Segment Disclosures Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from external customers:
Revenues from external customers	$ 7,499	$ 7,360	$ 7,637
Long-lived assets:
Long-lived assets	38,091	39,596	39,654
United States [Member]
Revenues from external customers:
Revenues from external customers	7,425	7,247	7,229
Long-lived assets:
Long-lived assets	38,091	38,016	38,290
Canada [Member]
Revenues from external customers:
Revenues from external customers	74	113	408
Long-lived assets:
Long-lived assets	$ 0	$ 1,580	$ 1,364